Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings - secured	¥ 2,995	¥ 3,934
Long-term bank borrowings - unsecured	828	4,556
Guaranteed bonds	12,784	13,377
Unsecured bonds	9,997	4,000
Total non-current borrowings	26,604	25,867
Current portion of long-term bank borrowings - secured	939	997
Current portion of long-term bank borrowings - unsecured	1,009	76
Current portion of guaranteed bonds (note (b))	2,585	732
Current portion of unsecured bonds (note (b))	0	4,834
Short-term bank borrowings - unsecured	2,200	8,120
Short-term debentures	18,500	14,500
Current portion of long-term bank borrowings	25,233	29,259
Total borrowings	51,837	55,126
Total borrowings	51,837	55,126
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	25,233	29,259
Total borrowings	25,233	29,259
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	8,104	7,469
Total borrowings	8,104	7,469
In the third to fifth years, inclusive [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	14,821	14,258
Total borrowings	14,821	14,258
Over 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,679	4,140
Total borrowings	¥ 3,679	¥ 4,140